Submission	Oct. 28, 2026
Submission [Line Items]
Central Index Key	0001138118
Registrant Name	CBRE GROUP, INC.
Registration File Number	333-276141
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES